FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 vessel valuation	Dec. 31, 2011	Dec. 31, 2010
Impairment loss on vessels	$ 41,597,000	$ 0	$ 0
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Fair Value, Inputs, Level 2 [Member]
Fair value of vessels carried at fair value using level 2 inputs	21,500,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment loss on vessels	$ 41,600,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3